Stockholders' Equity - Summary of Stock Issuances - shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Class of Warrant or Right [Line Items]
Issuance of common stock in connection with business and asset acquisitions (in shares)	288,148
Nuance Foundation [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Other		234,009
Intellectual Property
Class of Warrant or Right [Line Items]
Issuance of common stock in connection with business and asset acquisitions (in shares)		234,375	1,145,783